Commitments and Contingencies (Details) - claim		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Sep. 30, 2021	Mar. 31, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Loss Contingencies [Line Items]
Number of pending claims			352	365	360	393	332	336
New Zealand | Subsidiaries | New Zealand Weathertightness
Loss Contingencies [Line Items]
Number of claims			4
Number of pending claims			2
Appeal hearing date duration		10 days
Number of claims settled	2